OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2014
OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION
Schedule of financial information for each of the entity's reportable segments, including the impact of the preceding changes on previously reported 2013 and 2012 reportable segment values

			2013				2012

			CHANGES IN				CHANGES IN
		PREVIOUSLY	CURRENCY	SEGMENT		PREVIOUSLY	CURRENCY	SEGMENT
MILLIONS	2014	REPORTED	RATES	CHANGES	REVISED	REPORTED	RATES	CHANGES	REVISED

Net Sales
Global Industrial	$4,886.7	$4,905.1	$(149.3)	$(13.0)	$4,742.8	$4,762.2	$(137.4)	$(10.7)	$4,614.1
Global Institutional	4,314.5	4,202.5	(55.4)	5.4	4,152.5	4,063.2	(48.2)	2.5	4,017.5
Global Energy	4,283.3	3,532.8	(113.1)	7.6	3,427.3	2,275.4	(60.2)	8.3	2,223.5
Other	750.3	715.0	(5.7)	—	709.3	736.3	(5.6)	(0.1)	730.6
Subtotal at fixed currency	14,234.8	13,355.4	(323.5)	—	13,031.9	11,837.1	(251.4)	—	11,585.7
Effect of foreign currency translation	45.7	(102.0)	323.5	—	221.5	1.6	251.4	—	253.0
Total reported net sales	$14,280.5	$13,253.4	$—	—	$13,253.4	$11,838.7	$—	$—	$11,838.7

Operating Income (Loss)
Global Industrial	$642.6	$637.3	$(27.1)	$(7.2)	$603.0	$569.5	$(22.9)	$(4.4)	$542.2
Global Institutional	821.2	764.5	(11.7)	15.4	768.2	700.7	(11.8)	14.1	703.0
Global Energy	634.9	492.1	(19.2)	(14.0)	458.9	360.7	(8.7)	(15.1)	336.9
Other	116.5	97.9	0.4	5.8	104.1	103.0	(0.9)	5.4	107.5
Corporate	(263.4)	(411.6)	2.5	—	(409.1)	(442.3)	—	—	(442.3)
Subtotal at fixed currency rates	1,951.8	1,580.2	(55.1)	—	1,525.1	1,291.6	(44.3)	—	1,247.3
Effect of foreign currency translation	3.2	(19.6)	55.1	—	35.5	(2.3)	44.3	—	42.0
Total reported operating income	$1,955.0	$1,560.6	$—	$—	$1,560.6	$1,289.3	$—	$—	$1,289.3

Schedule of total service revenue at public exchange rates by reportable segment
	Service Revenue

MILLIONS	2014	2013	2012
Global Industrial	$53.2	$51.9	$48.3
Global Institutional	31.1	27.0	23.8
Global Energy	294.1	179.3	156.0
Other	655.1	619.4	590.1

Schedule of net sales and long-lived assets at public exchange rates by geographic region

	Net Sales			Long-Lived Assets, net
MILLIONS	2014	2013	2012	2014	2013
United States	$7,233.6	$6,696.0	$5,865.3	$8,677.2	$8,755.8
EMEA	3,470.6	3,255.0	3,027.9	2,066.8	2,180.2
Asia Pacific	1,685.9	1,631.8	1,586.8	2,339.8	2,368.6
Latin America	1,177.4	1,022.6	849.7	779.8	832.4
Canada	713.0	648.0	509.0	732.0	801.1
Total	$14,280.5	$13,253.4	$11,838.7	$14,595.6	$14,938.1